Investment in Associate (Tables)	6 Months Ended
Jun. 30, 2019
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Disclosure of Investment in Associate

A continuity schedule of the Kutcho Investment in Associate from January 1, 2018 to June 30, 2019 is presented below:

(in thousands)	Investment in Associate

At January 1, 2018	$2,995
Share of losses	(201)
At June 30, 2018	$2,794
Share of losses	(231)
At December 31, 2018	$2,563
Share of losses	(62)
At March 31, 2019	$2,501
Amount invested	132
Impairment	(1,649)

At June 30, 2019	$984